Putnam Small Cap Value Fund
The fund's portfolio
5/31/19 (Unaudited)

COMMON STOCKS (95.6%)(a)
	Shares	Value
Aerospace and defense (2.1%)
Parsons Corp.(NON)	78,920	$2,505,710
Vectrus, Inc.(NON)	66,820	2,358,078

		4,863,788
Airlines (2.2%)
JetBlue Airways Corp.(NON)(S)	116,735	2,011,344
Mesa Air Group, Inc.(NON)	331,900	3,026,928

		5,038,272
Auto components (0.7%)
Cooper Tire & Rubber Co.	60,977	1,681,746

		1,681,746
Banks (14.0%)
Ameris Bancorp	46,500	1,640,985
Atlantic Union Bankshares Corp.	46,300	1,495,490
Camden National Corp.	22,437	950,207
Chemical Financial Corp.	63,000	2,385,180
Coastal Financial Corp. (WA)(NON)	26,974	433,202
ConnectOne Bancorp, Inc.	73,400	1,542,134
First Horizon National Crop.	171,669	2,302,081
First Merchants Corp.	49,408	1,642,816
Franklin Financial Network, Inc.	58,562	1,537,253
Hancock Whitney Corp.	62,190	2,361,976
IBERIABANK Corp.	34,600	2,473,900
Independent Bank Group, Inc.	26,621	1,374,708
Investors Bancorp, Inc.	135,965	1,415,396
Sterling Bancorp	127,927	2,470,270
Synovus Financial Corp.	69,885	2,233,525
Univest Corp of Pennsylvania	85,900	2,051,292
Western Alliance Bancorp(NON)	48,900	2,012,235
Wintrust Financial Corp.	28,300	1,917,042

		32,239,692
Beverages (0.5%)
Craft Brew Alliance, Inc.(NON)	89,603	1,237,417

		1,237,417
Building products (1.2%)
Apogee Enterprises, Inc.	43,200	1,566,000
Quanex Building Products Corp.	77,334	1,199,450

		2,765,450
Capital markets (0.9%)
Donnelley Financial Solutions, Inc.(NON)	162,254	2,000,592

		2,000,592
Chemicals (2.8%)
AdvanSix, Inc.(NON)	37,300	909,374
Olin Corp.	70,300	1,378,583
OMNOVA Solutions, Inc.(NON)	316,800	1,796,256
Tronox Holdings PLC Class A (United Kingdom)	254,800	2,361,996

		6,446,209
Commercial services and supplies (3.6%)
CECO Environmental Corp.(NON)	136,206	1,205,423
Herman Miller, Inc.	74,900	2,658,201
Quad/Graphics, Inc.	171,900	1,438,803
SP Plus Corp.(NON)	92,600	2,873,378

		8,175,805
Communications equipment (3.0%)
CommScope Holding Co., Inc.(NON)	78,482	1,267,484
Lumentum Holdings, Inc.(NON)	44,300	1,792,821
NETGEAR, Inc.(NON)	75,900	1,912,680
Plantronics, Inc.	47,200	1,938,504

		6,911,489
Construction and engineering (2.7%)
Construction Partners, Inc. Class A(NON)	60,216	783,410
MYR Group, Inc./DE(NON)	53,286	1,720,605
Sterling Construction Co., Inc.(NON)	96,900	1,156,986
Williams Scotsman Corp.(NON)	187,200	2,542,176

		6,203,177
Construction materials (0.7%)
Eagle Materials, Inc.	18,440	1,586,946

		1,586,946
Electric utilities (3.2%)
ALLETE, Inc.	34,000	2,784,260
El Paso Electric Co.	35,800	2,083,560
Portland General Electric Co.	45,900	2,426,274

		7,294,094
Electrical equipment (—%)
Powell Industries, Inc.	3,270	112,553

		112,553
Electronic equipment, instruments, and components (2.4%)
Bel Fuse, Inc. Class B	21,605	373,334
Jabil, Inc.	95,600	2,350,804
SYNNEX Corp.	31,451	2,727,116

		5,451,254
Energy equipment and services (1.5%)
DMC Global, Inc.	4,522	305,868
ProPetro Holding Corp.(NON)	114,400	2,221,648
Select Energy Services, Inc. Class A(NON)	82,155	879,059

		3,406,575
Entertainment (2.8%)
IMAX Corp. (Canada)(NON)	103,703	2,256,577
Lions Gate Entertainment Corp. Class A(S)	96,931	1,431,671
Madison Square Garden Co. (The) Class A(NON)	9,302	2,751,904

		6,440,152
Equity real estate investment trusts (REITs) (5.3%)
Chatham Lodging Trust(R)	72,500	1,380,400
Columbia Property Trust, Inc.(R)	117,700	2,516,426
Gaming and Leisure Properties, Inc.(R)	56,940	2,248,561
QTS Realty Trust, Inc. Class A(R)	57,055	2,634,229
RLJ Lodging Trust(R)	55,484	952,660
Spirit Realty Capital, Inc.(R)	57,333	2,445,826

		12,178,102
Health-care providers and services (3.8%)
Acadia Healthcare Co., Inc.(NON)(S)	43,500	1,401,570
Brookdale Senior Living, Inc.(NON)	295,454	1,825,906
Magellan Health, Inc.(NON)	31,600	2,086,548
Premier, Inc. Class A(NON)	94,600	3,476,550

		8,790,574
Hotels, restaurants, and leisure (6.4%)
Bloomin' Brands, Inc.	89,164	1,721,757
Carrols Restaurant Group, Inc.(NON)	179,884	1,532,612
Cedar Fair LP	69,738	3,562,914
Cheesecake Factory, Inc. (The)(S)	42,642	1,844,267
Dave & Buster's Entertainment, Inc.	41,332	2,055,854
Dine Brans Global, Inc.(S)	23,400	2,209,428
Papa John's International, Inc.(S)	36,200	1,754,614

		14,681,446
Household durables (2.1%)
William Lyon Homes Class A(NON)	172,900	3,205,566
ZAGG, Inc.(NON)	225,700	1,503,162

		4,708,728
Insurance (2.8%)
American Equity Investment Life Holding Co.	86,330	2,444,002
Heritage Insurance Holdings, Inc.	153,800	2,250,094
Palomar Holdings, Inc.(NON)	70,830	1,643,256

		6,337,352
Interactive media and services (1.4%)
Cars.com, Inc.(NON)	62,230	1,317,409
Meet Group, Inc. (The)(NON)	473,800	1,833,606

		3,151,015
IT Services (2.4%)
CACI International, Inc. Class A(NON)	13,800	2,808,576
Perficient, Inc.(NON)	89,600	2,726,528

		5,535,104
Leisure products (1.2%)
Clarus Corp.	129,028	1,645,107
MasterCraft Boat Holdings, Inc.(NON)	59,400	1,179,684

		2,824,791
Machinery (2.8%)
Columbus McKinnon Corp./NY	33,900	1,229,214
Federal Signal Corp.	98,400	2,350,776
Manitex International, Inc.(NON)	132,715	792,309
Rexnord Corp.(NON)	79,500	2,091,645

		6,463,944
Media (0.5%)
Tribune Publishing Co.(NON)	109,750	1,077,745

		1,077,745
Metals and mining (0.8%)
Ferroglobe Representation & Warranty Insurance Trust(NON)	270,395	—
Mayville Engineering Co., Inc.(NON)	118,089	1,924,851

		1,924,851
Mortgage real estate investment trusts (REITs) (2.2%)
Granite Point Mortgage Trust, Inc.(R)	127,200	2,364,648
Ladder Capital Corp.(R)	161,400	2,566,260

		4,930,908
Multiline retail (1.0%)
Big Lots, Inc.	80,200	2,213,520

		2,213,520
Oil, gas, and consumable fuels (6.3%)
Encana Corp. (Canada)	390,325	2,057,013
Magnolia Oil & Gas Corp.(NON)(S)	198,700	2,191,661
Par Pacific Holdings, Inc.(NON)	113,300	2,220,680
Range Resources Corp.(S)	175,900	1,375,538
Scorpio Tankers, Inc.	123,500	3,214,705
Vermilion Energy, Inc. (Canada)	157,880	3,312,716

		14,372,313
Paper and forest products (1.4%)
Boise Cascade Co.	65,900	1,462,980
Verso Corp. Class A(NON)	104,000	1,790,880

		3,253,860
Professional services (—%)
BancTec, Inc. 144A CVR(F)	160,833	—
Willdan Group, Inc.(NON)	2,941	91,524

		91,524
Real estate management and development (0.5%)
Newmark Group, Inc. Class A	136,900	1,092,462

		1,092,462
Road and rail (0.9%)
Saia, Inc.(NON)	36,300	2,141,700

		2,141,700
Semiconductors and semiconductor equipment (2.1%)
Advanced Energy Industries, Inc.(NON)	27,300	1,369,641
Cohu, Inc.	126,900	1,846,395
Photronics, Inc.(NON)	204,500	1,658,495

		4,874,531
Software (1.5%)
j2 Global, Inc.	29,500	2,486,555
TiVo Corp.	144,500	1,040,400

		3,526,955
Specialty retail (1.6%)
American Eagle Outfitters, Inc.	45,384	789,682
Shoe Carnival, Inc.(S)	65,200	1,674,988
Sportsman's Warehouse Holdings, Inc.(NON)(S)	312,134	1,148,653

		3,613,323
Thrifts and mortgage finance (2.5%)
First Defiance Financial Corp.	31,237	846,523
HomeStreet, Inc.(NON)	63,500	1,806,575
OceanFirst Financial Corp.	42,600	1,014,732
Walker & Dunlop, Inc.	40,600	2,040,962

		5,708,792
Trading companies and distributors (1.1%)
WESCO International, Inc.(NON)	51,500	2,411,745

		2,411,745
Wireless telecommunication services (0.7%)
Shenandoah Telecommunications Co.	37,800	1,519,936

		1,519,936

Total common stocks (cost $231,177,518)		$219,280,432

INVESTMENT COMPANIES (3.3%)(a)
	Shares	Value
Ares Capital Corp.	79,200	$1,390,752
Bain Capital Specialty Finance, Inc.(S)	82,686	1,562,765
Hercules Capital, Inc.(S)	84,500	1,078,220
TPG Specialty Lending, Inc.	88,272	1,723,069
TriplePoint Venture Growth BDC Corp.	128,512	1,720,776

Total investment companies (cost $7,229,655)		$7,475,582

SHORT-TERM INVESTMENTS (6.6%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.56%(AFF)	Shares	14,178,665	$14,178,665
Putnam Short Term Investment Fund 2.52%(AFF)	Shares	407,382	407,382
U.S. Treasury Bills 2.473%, 7/25/19		$209,000	208,310
U.S. Treasury Bills 2.462%, 7/18/19		354,000	352,974

Total short-term investments (cost $15,147,142)			$15,147,331
TOTAL INVESTMENTS

Total investments (cost $253,554,315)			$241,903,345

Key to holding's abbreviations
CVR	Contingent Value Rights
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2019 through May 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $229,258,334.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/28/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$9,613,695	$33,510,259	$28,945,289	$84,273	$14,178,665
	Putnam Short Term Investment Fund**	12,287,820	24,400,943	36,281,381	37,920	407,382

	Total Short-term investments	$21,901,515	$57,911,202	$65,226,670	$122,193	$14,586,047
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $14,178,665, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $13,725,129. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$12,188,848	$—	$—
Consumer discretionary	29,723,554	—	—
Consumer staples	1,237,417	—	—
Energy	17,778,888	—	—
Financials	51,217,336	—	—
Health care	8,790,574	—	—
Industrials	38,267,958	—	—**
Information technology	26,299,333	—	—
Materials	13,211,866	—	—
Real estate	13,270,564	—	—
Utilities	7,294,094	—	—

Total common stocks	219,280,432	—	—**
Investment companies	7,475,582	—	—
Short-term investments	407,382	14,739,949	—

Totals by level	$227,163,396	$14,739,949	$—**
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
**Value of Level 3 Security is $—.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com